Financial assets at fair value through profit or loss - Financial assets at fair value through profit or loss (Details) (Parenthetical) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Financial assets at fair value through profit or loss [abstract]
Customers Deposits	₩ 1,705,724	₩ 2,080,626